ACCUMULATED OTHER COMPREHENSIVE LOSS	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
NOTE 9:	ACCUMULATED OTHER COMPREHENSIVE LOSS

The following is a summary of the components of “Accumulated other comprehensive loss,” net of related income taxes:

	March 1, 2015	November 30, 2014
	(Dollars in thousands)
Pension and postretirement benefits	$(257,355)	$(261,454)
Net investment hedge losses	(21,634)	(21,721)
Foreign currency translation losses	(96,838)	(85,362)
Unrealized gain on marketable securities	2,304	2,234

Accumulated other comprehensive loss	(373,523)	(366,303)
Accumulated other comprehensive income attributable to noncontrolling interest	9,014	9,037

Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$(382,537)	$(375,340)

No amounts were reclassified out of “Accumulated other comprehensive loss” into net income other than those that pertain to the Company’s pension and postretirement benefit plans. Please see Note 5 for additional information. These amounts are included in “Selling, general and administrative expenses” in the consolidated statements of income.

NOTE 16:	ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.
		Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities
	Pension and Postretirement Benefits	Net Investment Hedges	Foreign Currency Translation		Total	Noncontrolling Interest	Totals
	(Dollars in thousands)
Accumulated other comprehensive income (loss) at November 27, 2011	$(255,684)	$(28,693)	$(61,078)	$(547)	$(346,002)	$10,869	$(335,133)

Gross changes	(119,450)	16,070	(4,755)	2,549	(105,586)	(457)	(106,043)
Tax	44,173	(6,230)	(2)	(988)	36,953	—	36,953

Other comprehensive income (loss), net of tax	(75,277)	9,840	(4,757)	1,561	(68,633)	(457)	(69,090)

Accumulated other comprehensive income (loss) at November 25, 2012	(330,961)	(18,853)	(65,835)	1,014	(414,635)	10,412	(404,223)

Gross changes	167,192	(12,786)	4,797	411	159,614	(1,046)	158,568
Tax	(63,003)	4,940	1,214	(159)	(57,008)	—	(57,008)

Other comprehensive income (loss), net of tax	104,189	(7,846)	6,011	252	102,606	(1,046)	101,560

Accumulated other comprehensive income (loss) at November 24, 2013	(226,772)	(26,699)	(59,824)	1,266	(312,029)	9,366	(302,663)

Gross changes	(53,323)	13,404	(35,872)	1,577	(74,214)	(329)	(74,543)
Tax	18,641	(8,426)	1,297	(609)	10,903	—	10,903

Other comprehensive income (loss), net of tax	(34,682)	4,978	(34,575)	968	(63,311)	(329)	(63,640)

Accumulated other comprehensive income (loss) at November 30, 2014	$(261,454)	$(21,721)	$(94,399)	$2,234	$(375,340)	$9,037	$(366,303)

No amounts were reclassified out of “Accumulated other comprehensive loss” into net income other than those that pertain to the Company’s pension and postretirement benefit plans. Please see Note 8 for additional information. These amounts are included in “Selling, general and administrative expenses” in the consolidated statements of income.